Related Party Transactions - Schedule of Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Remuneration Of Key Management Personnel Abstract
Total remuneration	$ 512	$ 452	$ 331